Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables current and non current [abstract]
Summary of Trade Receivables

Trade receivables as of December 31, 2023, and December 31, 2022, are as follows:

				(Unit: USD)
	As of December 31, 2023		As of December 31, 2022
Classification	Current	Non-current	Current	Non-current
Trade receivables	6,625,671	—	697,999	—
Allowance for bad debts	(2,448,905)	—	—	—
Net Trade receivables	4,176,766	—	697,999	—